TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Trade Receivables and Other Current Assets [Abstract]
Summary of trade receivables and other current assets
Brookfield Renewable's trade receivables and other current assets are as follows:

(MILLIONS)	June 30, 2022	December 31, 2021
Trade receivables	$607	$629
Collateral deposits(1)	733	434
Short-term deposits and advances(2)	110	27
Prepaids and other	97	354
Inventory	76	31
Income tax receivable	19	39
Current portion of contract asset	61	57
Sales taxes receivable	54	36
Other short-term receivables	106	76
	$1,863	$1,683
(1)Collateral deposits are related to energy derivative contracts that Brookfield Renewable enters into in order to mitigate the exposure to wholesale market electricity prices on the future sale of uncontracted generation, as part of Brookfield Renewable's risk management strategy.
(2)Balance includes deposits and advances related to the build-out of development assets and the sourcing of supplies.